Financial Debt - Nordic credit facility - Additional Information (Detail) - USD ($) $ in Millions				12 Months Ended
	Dec. 16, 2014	Dec. 15, 2014	Jul. 01, 2013	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Reduction of gross debt				$ (182.5)
Nordic Credit Facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Reduction of gross debt				$ (182.5)
Credit facility authorized amount	$ 250.0	$ 175.0	$ 200.0
Notional amount			$ 100.0
Borrowings maturity date	2019-12	2018-05
Annual rate	4.30%		4.40%
Credit facility maturity			Five-year
Nordic Revolving Facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Credit facility authorized amount	$ 100.0
Nordic Credit Line [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount	$ 150.0